Capital Group Core Municipal FundSM
Investment portfolio
July 31, 2019
unaudited
Bonds, notes & other debt instruments 94.29% Alabama 1.08%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$ 2,367
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,189
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	112
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	507
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	451
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	500	521
		6,147
Alaska 0.24%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	1,000	1,096
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	230	242
		1,338
Arizona 0.62%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.25% 2048 (put 2020)[1]	2,000	2,001
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	906
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	600	638
		3,545
Arkansas 0.11%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.95% 2044 (put 2022)[1]	600	610
California 1.92%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)[1]	2,200	2,231
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	374
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.60% 2037 (put 2022)[1]	1,000	1,018
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	68
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	294
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	152
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	1,000	1,119
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,368
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,229
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022	135	148
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023	160	180
Capital Group Core Municipal Fund — Page 1 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024	$ 170	$ 196
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	500	504
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	200	221
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	200	205
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	511
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	950	1,053
		10,871
Colorado 1.84%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	756
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	202
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.568% 2039 (put 2021)[1]	200	202
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023	1,590	1,766
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,825	2,131
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,810
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	149
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B-3, 1.875% 2039 (put 2019)	1,000	1,001
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	790	864
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 2019[2]	268	268
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,250	1,292
		10,441
Connecticut 1.85%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	1,785	1,817
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[3]	1,305	1,352
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	180	188
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	570	601
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,285	3,514
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,245	1,332
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	265	284
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	1,100	1,205
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	190	197
		10,490
Delaware 0.16%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	316
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	224
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	344
		884
Capital Group Core Municipal Fund — Page 2 of 78

unaudited
Bonds, notes & other debt instruments (continued) District of Columbia 0.87%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2019-A, 5.00% 2023	$2,000	$ 2,318
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	235	256
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	1,500	1,626
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	759
		4,959
Florida 6.16%
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	500	529
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	547
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	960	964
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,095
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	788
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	15	15
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	60	61
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	105	109
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,420	1,533
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,375	1,497
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	2,530	2,799
Housing Fin. Corp., Multi Familiy Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	2,000	2,004
Housing Fin. Corp., Multi Familiy Mortgage Rev. Bonds (Mary Bethune Highrise), Series 2019-D-1, 1.70% 2022 (put 2021)	775	776
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,006
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022	600	666
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2023 (escrowed to maturity)	250	289
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	608
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026	340	415
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	858
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019 (escrowed to maturity)	100	101
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	168
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2026	780	908
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	617
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	325	328
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	525
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	340
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	365
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	381
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	401
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	698
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2020	330	331
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022	345	347
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,829
Capital Group Core Municipal Fund — Page 3 of 78

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	$ 500	$ 537
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	589
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	785	829
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	345	352
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,070	1,109
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2025	2,000	2,432
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	1,040	1,093
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	1,000	1,243
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	735	789
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,168
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	76	76
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	855	861
		34,976
Georgia 2.41%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.75% 2029	1,800	2,494
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	627
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	202
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[3]	675	685
G.O. Bonds, Series 2011-C, 5.00% 2021	120	129
G.O. Bonds, Series 2016-A, 5.00% 2020	420	428
G.O. Bonds, Series 2019-A, 5.00% 2028	2,630	3,402
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	700	731
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	610	636
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	290	303
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	730	779
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	180	191
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	755	766
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,037
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,282
		13,692
Guam 0.23%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,200	1,287
Hawaii 0.94%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	645	653
G.O. Bonds, Series 2011-DZ, 5.00% 2026 (preref. 2021)	1,805	1,967
G.O. Bonds, Series 2011-DZ, 5.00% 2028 (preref. 2021)	255	278
G.O. Bonds, Series 2011-DZ, 5.00% 2030 (preref. 2021)	745	812
Capital Group Core Municipal Fund — Page 4 of 78

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Bonds, notes & other debt instruments (continued) Hawaii (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2017-FK, 5.00% 2023	$ 425	$ 486
G.O. Rev. Ref. Bonds, Series 2017-F-N, 5.00% 2023	1,000	1,159
		5,355
Idaho 0.19%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,107
Illinois 9.38%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,417
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,086
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	259
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	200	227
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,053
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,234
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	526
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,377
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	660
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,038
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	539
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	515	523
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	228
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,041
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	1,000	1,093
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	217
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana - Champaign Project), Series 2019-A, 5.00% 2025	110	131
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana - Champaign Project), Series 2019-A, 5.00% 2027	500	617
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana - Champaign Project), Series 2019-A, 5.00% 2028	400	502
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	148
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	145
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,147
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	158
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	512
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	668
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	308
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	296
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	354
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	732
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	542
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,170
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	582
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	545	584
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2026	1,000	1,231
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,000	2,034
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	770	915
Capital Group Core Municipal Fund — Page 5 of 78

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	$ 475	$ 481
G.O. Bonds, Series 2017-A, 5.00% 2021	500	531
G.O. Bonds, Series 2017-B, 5.00% 2019	3,025	3,047
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,105	4,252
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	325	335
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,023
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2050 (put 2025)[1]	2,000	2,000
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	2,040	2,251
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,582
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,185
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	10	10
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	555	627
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,195
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,123
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,494
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,322
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	876
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	573
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		53,231
Indiana 0.92%
Hospital Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2019-A, 5.00% 2025	1,500	1,792
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	3,120	3,438
		5,230
Iowa 0.71%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	1,000	1,116
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,700	2,887
		4,003
Kansas 0.11%
City of Wichita, Hospital Facs. Rev. Ref. and Improvement Bonds (Christi Health, Inc.), Series 2011-A, 5.00% 2020 (escrowed to maturity)	575	603
Kentucky 0.18%
Housing Corp., Housing Rev. Bonds (Westminster Village Project), Series 2019, 2.00% 2022 (put 2021)	1,000	1,009
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	5	5
		1,014
Louisiana 1.21%
Housing Corp., Single Family Mortgage Bonds (Home Ownership Program), Series 2019-A-1, 4.50% 2049	1,000	1,114
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,659
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,110
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	115	121
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	105	116
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	145	166
Capital Group Core Municipal Fund — Page 6 of 78

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	$ 80	$ 95
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	140	172
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	480	509
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	805	807
		6,869
Maine 0.71%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	660	704
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	1,490	1,642
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	965	1,058
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2026	500	619
		4,023
Maryland 1.29%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	540	569
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	215	239
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	2,000	2,494
County of Howard, Consolidated Public Improvement Bonds, Series 2013, 3.00% 2027 (preref. 2021)	1,000	1,029
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	835	897
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,920	2,085
		7,313
Massachusetts 0.94%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	250	265
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,181
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	802
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	966
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	260	265
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	510	530
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	745	782
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	500	554
		5,345
Michigan 3.40%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	750	776
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	296
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,844
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	708
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	534
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022	1,250	1,252
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	925	972
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	735	775
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	380	403
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	865	936
Capital Group Core Municipal Fund — Page 7 of 78

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	$3,695	$ 4,052
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	1,000	1,101
Board of Trustees of the Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	339
Board of Trustees of the Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	896
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	998
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,204
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	955
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2029	990	1,254
		19,295
Minnesota 3.62%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	300	302
G.O. Bonds, Series 2014-B, 5.00% 2024	1,000	1,189
G.O. Bonds, Series 2015-A, 5.00% 2025	1,500	1,829
G.O. Bonds, Series 2016-B, 5.00% 2023	1,500	1,731
G.O. Rev. Ref. Bonds, Series 2017-D, 5.00% 2024	1,500	1,791
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	20	20
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	115	118
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	485	514
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,190	1,253
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	960	1,024
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	440	474
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	480	522
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	2,260	2,485
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B 4.25% 2049	995	1,103
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	603
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	725	727
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,075
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	250	250
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	1,100	1,105
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	1,265	1,377
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	960	1,047
		20,539
Mississippi 0.79%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Coast Electric Power Association), Series 2007-C, 1.90% 2037[1]	479	479
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	977
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	600
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	775	850
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,589
		4,495
Capital Group Core Municipal Fund — Page 8 of 78

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Bonds, notes & other debt instruments (continued) Missouri 1.08%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	$1,435	$ 1,736
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,370	2,483
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	498	520
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	165	174
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,221
		6,134
Montana 0.04%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	190	200
Nebraska 1.42%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,265
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	100	102
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	245	258
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	675	700
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,880	1,972
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	265	273
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	950	1,027
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,255	2,449
		8,046
Nevada 2.42%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	640	782
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	929
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	1,000	1,248
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,139
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,139
County of Clark, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	385	391
County of Clark, Las Vegas-McCarran International Airport Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,205
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,183
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	1,000	1,208
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	2,000	2,003
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Ref. Bonds, Series 2017, 2.00% 2023	485	489
		13,716
New Hampshire 0.50%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	575	610
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	630
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	347
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	555
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	688
		2,830
Capital Group Core Municipal Fund — Page 9 of 78

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Bonds, notes & other debt instruments (continued) New Jersey 2.03%	Principal amount (000)	Value (000)
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	$ 100	$ 102
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	217
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	550	558
Econ. Dev. Auth., School Facs. Contruction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	490
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,043
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	216
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Camden Townhouses Project), Series 2017-F, 1.90% 2020 (put 2019)	835	835
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	525	531
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	1,500	1,509
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	490	542
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	270	303
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	521
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,383
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	300	327
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	851
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,075
		11,503
New Mexico 1.18%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	2,003
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,130	1,230
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	2,990	3,304
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	170	187
		6,724
New York 4.85%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	210	231
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	459
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,878
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,278
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	2,000	2,036
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	600	605
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.431% 2033 (put 2023)[1]	1,000	1,005
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2044 (put 2022)[1]	750	749
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)[1]	2,000	2,002
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,910	2,004
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,660	1,752
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	1,000	1,096
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	2,000	2,193
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	625	674
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2031	1,635	2,056
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	333
Capital Group Core Municipal Fund — Page 10 of 78

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	$ 750	$ 779
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,519
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	1,250	1,444
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2]	246	248
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	226
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-1, 5.00% 2020	1,000	1,024
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	835	951
		27,542
North Carolina 3.24%
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2020	750	772
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2028 (preref. 2020)	1,085	1,117
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	4,215	4,340
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	2,730	2,997
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,725	1,850
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.01% 2041 (put 2022)[1]	1,480	1,483
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,154
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2011, 5.00% 2036 (preref. 2036)	270	287
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,281
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020[3]	3,100	3,104
		18,385
North Dakota 0.61%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	700	740
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	145	150
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	400	419
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	450	484
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	320	345
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	1,205	1,328
		3,466
Ohio 3.41%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	700	775
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	632
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,071
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,087
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	500	573
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2024	1,000	1,183
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2012-C, 5.00% 2021	1,000	1,082
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2025	975	1,191
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2027	990	1,258
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	905	1,075
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	461
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,918
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	160	161
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	1,460	1,585
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	1,775	1,984
Capital Group Core Municipal Fund — Page 11 of 78

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	$1,000	$ 1,195
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	685	738
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	207
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	500	582
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	500	591
		19,349
Oklahoma 0.13%
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	750	751
Oregon 0.88%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	698
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	565	583
G.O. Bonds, Series 2017-I, 5.00% 2023	650	750
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	780	829
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,095	1,177
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	195	214
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	655	734
		4,985
Pennsylvania 3.53%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	437
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,110
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	340
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2023	300	344
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	750	773
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	400
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.00% 2049 (put 2024)[1]	455	455
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,329
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,645	1,752
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	360
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 2.12% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth. Rev. Bonds (Waverly Heights LTD), Series 2019, 4.00% 2021	100	105
County of Montgomery, Industrial Dev. Auth. Rev. Bonds (Waverly Heights LTD), Series 2019, 4.00% 2023	125	137
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	466
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.721% 2048 (put 2022)[1]	175	176
City of Philadelphia, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty insured, 5.50% 2023	500	500
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	780
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2023	1,500	1,706
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	660	662
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,209
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	$1,000	$ 1,226
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	1,315	1,434
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	335	365
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.38% 2021[1]	1,100	1,111
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,440	2,444
		20,021
Puerto Rico 0.31%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	712
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,029
		1,741
Rhode Island 0.26%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	553
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	568
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	336
		1,457
South Carolina 1.50%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	515	560
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	130	133
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	635	676
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	160	171
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	875	936
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	2,730	3,141
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	670
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	591
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,089
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	391
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	143
		8,501
South Dakota 1.50%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	1,275	1,339
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	1,450	1,526
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,745	1,873
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,910	2,121
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	1,500	1,642
		8,501
Tennessee 1.10%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	240	249
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	255	263
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	860	913
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	755	810
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	775	832
Capital Group Core Municipal Fund — Page 13 of 78

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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	$ 995	$ 1,099
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,098
		6,264
Texas 15.26%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	1,016
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	471
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026	200	246
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028	595	754
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029	235	301
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	553
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	312
City of Arlington, Permanent Improvement Rev. Ref. Bonds, Series 2018, 5.00% 2024	1,535	1,818
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	863
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	875	1,016
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	740	890
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,839
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	2,000	2,292
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	598
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,080	1,094
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,191
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,366
Clear Creek Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	860	1,031
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	670	837
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	602
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,225
Conroe Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,185	1,420
Port of Corpus Christi, Senior Lien Rev. Bonds, Series 2018-A, 5.00% 2027	490	618
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,210
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	850	1,020
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2021	500	530
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,457
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2019)	500	500
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 4.00% 2021	1,250	1,306
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-E, 5.00% 2025	1,230	1,475
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	725	782
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	500	539
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	1,000	1,181
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2022[1]	250	252
Capital Group Core Municipal Fund — Page 14 of 78

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (TECO Project), Series 2009-A, 5.00% 2023 (preref. 2019)	$ 125	$ 126
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.47% 2031[1]	150	150
County of Harris, Toll Road Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,000	1,113
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,500	1,508
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,400	1,573
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,807
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,276
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	620
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	274
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	870	877
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,000	1,201
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	500	599
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 2.107% 2036 (put 2019)[1]	150	150
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,777
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,169
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,000	1,170
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,115	1,374
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	250	293
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	200	227
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,295	1,564
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	514
North Texas Tollway Auth., System Rev. Ref. Bonds Bonds, Series 2014-A, 5.00% 2020	590	600
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	350
Northside Independent School Dist., School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	835	900
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	2,000	2,008
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2023	1,000	1,134
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	992
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,098
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2021	120	127
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	1,055	1,103
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2020	1,000	1,027
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	500	511
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	1,150	1,162
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,022
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,236
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	1,300	1,356
San Antonio Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2016, 5.00% 2026	1,930	2,400
Sheldon Independent School Dist., School Building Bonds, Series 2017, 5.00% 2022	250	274
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,000	1,247
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	586
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,577
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,223
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,165	1,348
Capital Group Core Municipal Fund — Page 15 of 78

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, Highway Improvement G.O. Bonds, Series 2012-A, 5.00% 2020	$1,820	$ 1,868
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	445	463
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	289
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	936
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-D, 5.00% 2021	1,090	1,176
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,400	1,510
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,293
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,519
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	990	1,262
		86,564
Utah 0.19%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	390	416
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	326
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	360
		1,102
Vermont 0.06%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	340	366
Virginia 1.38%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2020	1,025	1,045
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-A, 5.00% 2020	230	235
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2020	1,365	1,392
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2023	1,000	1,134
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	705	848
County of Fairfax, Public Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2021)	1,370	1,483
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	575	654
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	1,000	1,015
		7,806
Washington 3.46%
G.O. Bonds, Series 2014-A, 5.00% 2024	1,000	1,152
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,246
G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,845
G.O. Bonds, Series 2019-C, 5.00% 2025	1,000	1,201
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,282
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	1,255	1,300
G.O. Rev. Ref. Bonds, Series 2015-R-A, 5.00% 2024	500	593
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	990	1,231
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	1,000	1,268
Capital Group Core Municipal Fund — Page 16 of 78

unaudited
Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	$1,000	$ 1,005
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	318
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2035 (put 2021)[1]	500	501
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	825	897
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	627
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2020[2]	480	486
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[2]	1,095	1,192
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	820	871
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2015-F, 5.00% 2024	1,000	1,185
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	590	601
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.89% 2046 (put 2023)[1]	825	830
		19,631
West Virginia 0.23%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	750	766
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	514
		1,280
Wisconsin 1.65%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,287
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,438
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.95% 2054 (put 2023)[1]	1,130	1,131
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	1,515	1,619
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,130	1,212
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	329
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	383
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Capital Appreciation Bonds, Series 2016, 0% 2027	500	368
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	615
		9,382
Wyoming 0.19%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	1,000	1,093
Total bonds, notes & other debt instruments (cost: $521,661,000)		535,002
Short-term securities 5.48%
State of Alabama, County of Mobile, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 1.50% 2032[1]	5,030	5,030
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.47% 2025[1]	1,500	1,500
State of Florida, Lee Memorial Health System Hospital Rev Bonds, Series 2019-B, 1.60% 2049[1]	1,000	1,000
Capital Group Core Municipal Fund — Page 17 of 78

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
State of Florida, Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds, Series 2008-C, 1.49% 2035[1]	$1,500	$ 1,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.50% 2044[1]	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.50% 2043[1]	500	500
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)[4]	1,500	1,500
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University), Series 2019, 1.30% 10/16/2019	3,000	3,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.50% 2042[1]	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.52% 2030[1]	2,400	2,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.52% 2035[1]	1,000	1,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,501
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.49% 2045[1]	1,000	1,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2008-B-3, 1.47% 2025[1]	1,000	1,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System Inc.), Series 2013, 1.62% 2033[1]	1,360	1,360
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.15% 2021 (put 2015)	200	203
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.52% 2033[1]	460	460
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.53% 2034[1]	805	805
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 1.48% 1/1/2020 (put 2019)[4]	500	500
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	1,320	1,323
State of Wyoming, Uinta County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 1.52% 2020[1]	1,020	1,020
Total short-term securities (cost: $31,096,000)		31,102
Total investment securities 99.77% (cost: $552,757,000)		566,104
Other assets less liabilities 0.23%		1,295
Net assets 100.00%		$567,399
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 7/31/2019[6] (000)	Unrealized (depreciation) appreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	655	October 2019	$131,000	$140,436	$ (311)
5 Year U.S. Treasury Note Futures	Short	208	October 2019	(20,800)	(24,451)	15
						$(296)
Capital Group Core Municipal Fund — Page 18 of 78

unaudited
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,315,000, which represented .76% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Capital Group Core Municipal Fund — Page 19 of 78

Capital Group Short-Term Municipal FundSM
Investment portfolio
July 31, 2019
unaudited
Bonds, notes & other debt instruments 95.67% Alabama 0.40%	Principal amount (000)	Value (000)
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$ 500	$ 522
Arizona 0.46%
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	590
California 2.87%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)[1]	1,500	1,521
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.993% 2038 (put 2020)[1]	1,000	1,001
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	421
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	500	560
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	200	202
		3,705
Colorado 0.22%
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	281
Connecticut 3.34%
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	554
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	285	290
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B, 5.00% 2029 (put 2020)	410	425
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[2]	250	259
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	350	366
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	190	200
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	820	877
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	405	419
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	480	496
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	410	428
		4,314
District of Columbia 1.54%
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2022	300	327
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	500	542
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	1,000	1,121
		1,990
Capital Group Short-Term Municipal Fund — Page 20 of 78

unaudited
Bonds, notes & other debt instruments (continued) Florida 6.58%	Principal amount (000)	Value (000)
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	$ 355	$ 359
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	510
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	35	36
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	55	56
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	880	974
Housing Fin. Corp., Multi Familiy Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	1,000	1,002
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 2.00% 2020	150	150
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023 (preref. 2019)	1,095	1,185
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2024	550	639
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2020	160	165
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	765	783
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	85	86
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	1,500	1,567
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-A, 5.00% 2021	170	183
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	320	336
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	430	462
		8,493
Georgia 1.51%
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[2]	175	178
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	115	120
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	730	778
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	873
		1,949
Illinois 10.59%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,050	1,079
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 6.50% 2041 (preref. 2021)	450	484
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	104
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	714
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	525
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	194
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	460	503
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	475	475
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	112
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	150
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2021	750	790
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,191
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	251
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	145	155
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,017
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2050 (put 2025)[1]	1,000	1,000
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	648
Capital Group Short-Term Municipal Fund — Page 21 of 78

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	$ 500	$ 554
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	540
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	173
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	295	333
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	522
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	196
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	296
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2010-A, 5.00% 2021	150	154
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,000	1,001
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	508
		13,669
Indiana 1.70%
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	440	484
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,020
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	630	694
		2,198
Iowa 0.41%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	495	533
Kentucky 0.54%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	685	693
Louisiana 0.80%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	300	320
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	280	288
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	400	424
		1,032
Maine 0.78%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	470	501
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	150	165
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2023	300	346
		1,012
Maryland 1.99%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	435
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	425	472
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	410	441
Capital Group Short-Term Municipal Fund — Page 22 of 78

unaudited
Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	$ 965	$ 1,048
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2012, 5.00% 2021	160	171
		2,567
Massachusetts 1.22%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	200	212
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	80	82
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	100	104
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	665	694
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	465	485
		1,577
Michigan 4.98%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	770
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	500	517
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,000	1,024
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	525	551
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	130	138
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,415	1,552
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024	375	442
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2025	375	453
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	324
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	327
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	336
		6,434
Minnesota 2.84%
City of Brooklyn Center, Multi Family Housing Dev. Bonds (Unity Place Project), Series 2019, 1.95% 2021 (put 2020)	600	603
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	700	704
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	35	36
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	800	880
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	280	281
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	500	501
Regents of the University of Minnesota, G.O. Bonds, Series 2011-A, 5.25% 2030 (preref. 2020)	500	527
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	120	131
		3,663
Missouri 0.96%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,080	1,132
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	110	113
		1,245
Capital Group Short-Term Municipal Fund — Page 23 of 78

unaudited
Bonds, notes & other debt instruments (continued) Montana 0.28%	Principal amount (000)	Value (000)
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	$ 185	$ 195
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	155	171
		366
Nebraska 2.36%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,012
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	190	192
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	25	25
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	440	463
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	370	388
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	270	278
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	635	690
		3,048
Nevada 0.88%
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,139
New Jersey 3.48%
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Camden Townhouses Project), Series 2017-F, 1.90% 2020 (put 2019)	165	165
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Garden Spires Project), Series 2018-A, 2.02% 2021 (put 2020)	1,000	1,005
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	215	218
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	500	503
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	680	752
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,324
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	532
		4,499
New Mexico 1.20%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	1,002
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	500	552
		1,554
New York 8.02%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	418
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	352
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	1,000	1,018
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.55% 2022	250	253
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.70% 2023	650	672
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.431% 2033 (put 2023)[1]	300	301
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)[1]	2,000	2,002
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	765	803
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	680	745
County of Nassau, General Improvement G.O. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2024	500	591
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2023	1,000	1,152
Capital Group Short-Term Municipal Fund — Page 24 of 78

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	$250	$ 260
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	350	350
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	504
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-1, 5.00% 2024	395	471
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[3]	181	184
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	250	285
		10,361
North Carolina 2.00%
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2028 (preref. 2020)	170	175
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	260	268
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	750	823
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	350	375
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.01% 2041 (put 2022)[1]	440	441
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020[2]	500	501
		2,583
North Dakota 1.07%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	70	72
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	825	866
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	420	444
		1,382
Ohio 2.26%
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	205	235
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	40	40
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	865	939
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	230	257
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	85	87
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	205	221
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2022	525	592
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	475	545
		2,916
Oklahoma 0.82%
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	250	250
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)	500	503
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	290	302
		1,055
Oregon 0.80%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	565	584
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	400	448
		1,032
Capital Group Short-Term Municipal Fund — Page 25 of 78

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania 3.77%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	$ 385	$ 410
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	1,000	1,015
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	830
City of Philadelphia, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty insured, 5.50% 2023	325	325
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2019	500	501
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	275	276
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	185	202
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	55	60
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 1.90% 2021[1]	1,000	1,001
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	253
		4,873
Rhode Island 1.15%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	984
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	475	494
		1,478
South Carolina 1.73%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	500	543
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	75	76
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	310	342
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	385	412
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	271
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	120	141
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	447
		2,232
South Dakota 0.61%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	220	231
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	500	555
		786
Tennessee 2.35%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	155	161
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	140	144
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,115	1,180
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	470	496
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	320	343
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	708
		3,032
Capital Group Short-Term Municipal Fund — Page 26 of 78

unaudited
Bonds, notes & other debt instruments (continued) Texas 13.68%	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	$ 635	$ 710
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2024	500	592
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	500	573
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2043 (preref. 2023)	500	573
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,526
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 4.00% 2021	750	783
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	170	183
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	220	237
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.47% 2031[1]	150	150
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	600	652
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2021[1]	455	455
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,350	1,357
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	55	57
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	495	551
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	500	515
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	409
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	215	217
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	330	337
North East Independent School Dist., Unlimited Tax Rev. Bonds, Series 2014, 2.00% 2044 (put 2019)	275	275
Northside Independent School Dist., School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2020	750	780
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	500	502
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	200	200
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	405
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	500	502
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2021	325	339
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	125	131
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2021	135	143
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,006
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,022
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	155
Transportation Commission, Highway Improvement G.O. Bonds, Series 2012-A, 5.00% 2020	135	139
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, 2.00% 2021[2]	1,000	1,005
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2010, 5.00% 2021	1,100	1,187
		17,668
Capital Group Short-Term Municipal Fund — Page 27 of 78

unaudited
Bonds, notes & other debt instruments (continued) Utah 0.58%	Principal amount (000)	Value (000)
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	$ 305	$ 325
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2019	200	201
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	224
		750
Virginia 0.52%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2020	120	122
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2020	315	321
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	190	229
		672
Washington 2.14%
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	75	78
G.O. Rev. Ref. Bonds, Series 2015-R-A, 5.00% 2024	500	593
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	539
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	130	141
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	60	61
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	520	552
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	402
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	70	71
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.89% 2046 (put 2023)[1]	325	327
		2,764
West Virginia 0.58%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.93% 2041 (put 2019)[1]	750	750
Wisconsin 1.66%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,106
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.95% 2054 (put 2023)[1]	340	340
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	340	364
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	329
		2,139
Total bonds, notes & other debt instruments (cost: $122,037,000)		123,546
Short-term securities 3.12%
Freddie Mac, Multi Family Certificates, Series 2018-M-046, 1.63% 2035[1]	605	605
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.50% 2043[1]	1,200	1,200
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)[4]	1,000	1,000
Capital Group Short-Term Municipal Fund — Page 28 of 78

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System Inc.), Series 2013, 1.62% 2033[1]	$320	$ 320
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	900	902
Total short-term securities (cost: $4,027,000)		4,027
Total investment securities 98.79% (cost: $126,064,000)		127,573
Other assets less liabilities 1.21%		1,565
Net assets 100.00%		$129,138
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 7/31/2019[6] (000)	Unrealized appreciation (depreciation) at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	151	October 2019	$30,200	$32,375	$ 33
5 Year U.S. Treasury Note Futures	Short	55	October 2019	(5,500)	(6,465)	(1)
						$32
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $184,000, which represented .14% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Capital Group Short-Term Municipal Fund — Page 29 of 78

Capital Group California Core Municipal FundSM
Investment portfolio
July 31, 2019
unaudited
Bonds, notes & other debt instruments 89.96% California 86.80%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$ 975	$1,096
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	699
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	595
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	650	685
Alameda Unified School Dist., Capital Appreciation Bonds, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,258
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	755
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2025	800	982
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,914
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	645	660
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	605
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,035
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,496
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	534
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,112
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	571
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	425
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	467
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	597
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.65% 2036 (put 2027)[1]	1,000	1,032
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)[1]	2,800	2,840
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.50% 2045 (put 2024)[1]	4,275	4,391
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.00% 2034 (put 2020)[1]	1,000	1,001
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,643
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,419
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	574
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	627
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,100
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,762
Capital Group California Core Municipal Fund — Page 30 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	$ 350	$ 364
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	728
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	309
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027	830	710
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	503
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	786
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	947
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	577
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,509
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,515
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,204
Compton Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,927
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	936
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.931% 2034 (put 2021)[1]	5,525	5,530
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	865
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039 (preref. 2019)	3,000	3,030
Educational Facs. Auth., Rev. Bonds (Loma Linda University), Series 2017-A, 5.00% 2022	1,000	1,099
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	412
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	561
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	375
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021(escrowed to maturity)	355	386
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	597
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	532
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	580
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	625
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	587
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,160
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	957
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	704
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	935
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,178
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, Capital Appreciation Bonds, Series 2004-B, National insured, 0% 2026	1,000	875
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	600
G.O. Bonds, Series 1994, National insured, 6.00% 2020	5	5
G.O. Bonds, Series 2014, 5.00% 2023	1,000	1,166
G.O. Bonds, Series 2017, 5.00% 2024	530	634
Capital Group California Core Municipal Fund — Page 31 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2018, 5.00% 2026	$2,000	$2,480
G.O. Bonds, Series 2018, 5.00% 2029	2,000	2,598
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	4,505	5,414
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	722
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	7,785	9,739
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	2,875	3,617
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2027	4,000	5,101
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	5,084
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	449
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	410	492
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	1,500	1,533
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,866
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	2,785	2,489
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,143
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	314
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,892
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,325
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Series 1999-A, MBIA insured, 0% 2020	1,100	1,093
Greenfield Elementary School Dist., Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	1,024
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,232
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	300
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	691
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,138
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,370
Health Facs. Fncg. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2025	1,000	1,208
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023	650	756
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	383
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	475
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	164
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	409
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	369
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018A, 5.00% 2024	3,000	3,618
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	3,525	4,354
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025	1,400	1,612
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,828
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012-B, 4.00% 2019	400	400
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	197
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	157
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,764
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,170
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,206
Capital Group California Core Municipal Fund — Page 32 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	$ 600	$ 692
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,024
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	588
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,650	1,665
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	4,000	4,021
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.60% 2037 (put 2022)[1]	1,000	1,018
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.966% 2047 (put 2021)[1]	4,000	4,008
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.993% 2038 (put 2020)[1]	3,000	3,004
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	3,250	4,129
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,277
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	745
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	435
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 2.50% 2019	1,230	1,232
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	925
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	541
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2021	245	260
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022	225	245
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023	200	231
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024	200	239
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025	250	306
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,366
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	579
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	840
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,122
Kern Community College Dist., Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,437
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,920
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	896
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2019	200	201
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 4.00% 2019	500	501
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	726
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Muncipal insured, 5.00% 2024	260	310
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	778
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	566
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	100	103
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	410
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	3,865	3,340
Capital Group California Core Municipal Fund — Page 33 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	$ 600	$ 625
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	700	807
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,440
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	535	638
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	614
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2019-C, 5.00% 2023	2,000	2,319
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,330
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-A, 5.00% 2024	4,000	4,726
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023	500	573
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	4,750	5,612
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	5,000	6,318
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 5.00% 2021	2,000	2,150
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,950	3,611
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	485
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	561
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	301
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.34% 2047 (put 2020)[1]	3,045	3,045
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 1.34% 2037 (put 2020)[1]	1,230	1,230
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	10,000	12,314
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	846
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Election 2004, Series 2013-A, 5.00% 2024	520	596
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,821
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2019	420	420
Municipal Fin. Auth. Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	350
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	270	287
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	365
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	856
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	525
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	992
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	607
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028	750	864
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029	1,000	1,145
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027	530	662
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	128
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,841
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	540
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 2022	2,000	2,183
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,636
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	915	1,016
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,000	3,627
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2023	550	617
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,121
Capital Group California Core Municipal Fund — Page 34 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	$ 385	$ 399
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,576
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,000	1,224
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	1,000	1,224
County of Orange, Sanitation Dist., Certificate Anticipation Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	5,300	5,734
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	296
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	750	805
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	776
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	531
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	771
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,707
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	315
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	257
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	375
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	532
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA No. 4), Series 2017-B, 3.00% 2021	895	915
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	970
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,143
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	621
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	481
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	929
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	562
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2022	1,000	1,092
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	835	969
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	844
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,115	1,225
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2020	250	259
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2021	150	160
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	575
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,338
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	909
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2026	1,000	1,255
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,205
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	2,070
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	6,215
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	3,255	3,991
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,175	1,494
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	5,019
Capital Group California Core Municipal Fund — Page 35 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	$ 300	$ 354
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	711
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024	15	18
City of Richmond, Successor Agcy. to the Redev. Agcy., Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	233
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	286
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2014, 5.00% 2022	400	439
Rio Hondo Community College Dist., G.O. Bonds, 2004 Election, Series 2019-B, 5.00% 2022	1,500	1,681
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	1,000	1,085
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,242
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	577
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	503
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	423
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	623
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,381
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	417
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	476
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2021	645	685
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,149
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	5,000	5,033
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,147
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	401
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027	555	685
Sacramento Unified School Dist., G.O. Ref. Bonds, Series 2012, 5.25% 2024	1,300	1,432
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	350
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,242
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,676
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	2,000	2,019
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	224
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2025	2,000	2,372
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	259
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	534
Capital Group California Core Municipal Fund — Page 36 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	$1,000	$1,121
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	4,500	4,848
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-D, 5.00% 2025	3,000	3,653
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-A, 5.00% 2020	800	827
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-B, 3.25% 2021	500	513
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.25% 2019 (escrowed to maturity)	290	290
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	342
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, Series 2019-B-1, 5.00% 2027	3,000	3,863
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2023	1,810	2,088
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	1,310	1,367
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2021	60	64
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022	25	27
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023	40	45
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024	65	75
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025	90	105
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026	155	185
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,121
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025	285	252
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	520
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	727
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	560
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	435
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	599
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	492
County of San Mateo, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	300	306
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,198
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2025	850	1,047
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2022	310	339
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2024	530	607
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2025	375	429
City of Santa Rosa, Wastewater Rev. Bonds, Capital Appreciation Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,946
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2020	985	1,025
Saugus Union School Dist., G.O. Rev. Ref. Bonds, 2006 Election, Series 2006, FGIC-National insured, 5.25% 2021	600	652
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,126
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024	500	575
Capital Group California Core Municipal Fund — Page 37 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	$1,110	$1,303
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,275	1,360
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	875	923
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	502
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	180	215
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2022[2]	100	110
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2023[2]	125	141
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2024[2]	130	150
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2025[2]	100	117
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2026[2]	105	125
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2027[2]	220	267
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	155
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	151
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	378
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	154
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	271
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	578
Solano Community College Dist., G.O. Ref. Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2021	2,680	2,616
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	1,000	1,005
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	500	612
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	3,000	3,026
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	2,000	2,004
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	904
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,535
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,190
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,181
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,110	1,262
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,010
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	837
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	721
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,025
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	332
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,650	1,768
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	558
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	447
Capital Group California Core Municipal Fund — Page 38 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	$ 860	$1,121
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,102
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	810
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series C, BAM insured, 5.00% 2030	2,145	2,706
Stockton Unified School Dist., G.O. Ref. Bonds, Series 2016, 5.00% 2026	4,690	5,734
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	449
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026	515	581
Sweetwater Union High School Dist., G.O. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	2,002
Sweetwater Union High School Dist., G.O. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,966
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	2,000	2,150
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	651
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	1,020
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	930
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	476
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,410
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	168
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	437
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	516
Upland Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2030	3,000	2,360
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	666
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	265
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,660	1,749
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	3,200	3,516
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	766
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	6,000	6,587
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	3,000	3,325
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,127
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,140	1,194
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	575	656
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	319
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	463
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	380
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	515
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	77
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	129
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	1,810	1,865
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	4,085
Capital Group California Core Municipal Fund — Page 39 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	$ 490	$ 530
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023	1,000	946
		476,354
Guam 0.42%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	371
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	771
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,100	1,179
		2,321
Michigan 0.02%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	100	101
Missouri 0.04%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	180	190
Nevada 0.80%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	3,540	4,415
Puerto Rico 0.82%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	502
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,038
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	2,943
		4,483
South Dakota 0.46%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	2,275	2,526
United States 0.60%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class A-CA, 3.35% 2033	2,994	3,267
Total bonds, notes & other debt instruments (cost: $477,765,000)		493,657
Short-term securities 10.09%
Chula Vista Elementary School Dist., G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2019, 0% 2023	1,000	945
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.44% 2035[1]	10,000	10,000
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 1.42% 2024[1]	300	300
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 1.39% 2035[1]	7,000	7,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 1.46% 2035[1]	7,000	7,000
County of Los Angeles, IAM Commercial Paper, Series 2019, 1.31% 9/5/2019	4,000	4,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	3,000	3,108
Capital Group California Core Municipal Fund — Page 40 of 78

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.41% 2037[1]	$6,500	$ 6,500
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.44% 2025[1]	3,650	3,650
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 1.48% 2021 (put 2019)	3,375	3,376
County of Riverside, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	65	67
San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2019-A, 5.00% 6/30/2020	4,210	4,361
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.44% 2024[1]	1,500	1,500
University of California, IAM Commercial Paper, Series 2019-A-2, 1.23% 10/8/2019	3,000	3,000
University of California, IAM Commercial Paper, Series 2019-A-2, 1.40% 10/24/2019	600	600
Total short-term securities (cost: $55,391,000)		55,407
Total investment securities 100.05% (cost: $533,156,000)		549,064
Other assets less liabilities (0.05%)		(297)
Net assets 100.00%		$548,767
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[3] (000)	Value at 7/31/2019[4] (000)	Unrealized (depreciation) appreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	675	October 2019	$135,000	$144,724	$ (287)
5 Year U.S. Treasury Note Futures	Short	399	October 2019	(39,900)	(46,904)	29
						$(258)
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,550,000, which represented .46% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Capital Group California Core Municipal Fund — Page 41 of 78

Capital Group California Short-Term Municipal FundSM
Investment portfolio
July 31, 2019
unaudited
Bonds, notes & other debt instruments 91.89% California 91.49%	Principal amount (000)	Value (000)
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$ 450	$ 501
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	560
City of Anaheim, Housing and Public Improvements Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	500	632
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2023	260	244
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,797
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	515	516
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.65% 2036 (put 2027)[1]	1,000	1,032
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)[1]	575	583
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.00% 2034 (put 2020)[1]	250	250
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.10% 2034 (put 2021)[1]	250	251
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	253
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2019	700	700
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	567
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023	400	467
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,712
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	695
Compton Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	976
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.931% 2034 (put 2021)[1]	2,000	2,002
East Bay Municipal Utility Dist., Water System Rev. Bonds, Series 2019-A, 5.00% 2023	1,390	1,604
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	1,415	1,621
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	950	953
Fowler Unified School Dist., G.O. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	745	847
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	1,000	1,026
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,487
G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.78% 2027 (put 2027)[1]	1,600	1,605
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.83% 2029 (put 2023)[1]	500	502
G.O. Bonds, Series 2014, 5.00% 2023	770	898
G.O. Bonds, Series 2017, 4.00% 2021	490	523
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	805	901
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 4.00% 2019	600	606
Capital Group California Short-Term Municipal Fund — Page 42 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	$ 500	$ 536
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,401
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,500	1,640
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,108
Hacienda La Puente Unified School Dist., Certs. of Part. (Los Angeles County Schools Pooled Fncg. Program), Series 2005-C, Assured Guaranty Municipal insured, 5.00% 2021	500	536
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	638
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,232
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	325
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	450	510
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	303
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	489
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	338
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,209
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	226
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	275	338
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	510	510
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,170
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	355
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2020	695	710
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	202
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	156
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,000	1,118
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	650	659
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	546
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	571
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,025	1,034
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	1,000	1,005
Huntington Beach Union High School Dist., Certs. of Part., Series 2016, BAM insured, 5.00% 2021	750	812
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	395	424
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	295
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2019	300	301
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	541
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	810	931
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	716
Kern High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2021	1,500	1,593
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	525
La Mirada Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-D, 4.00% 2021	1,250	1,328
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2021	525	550
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2023	805	831
Capital Group California Short-Term Municipal Fund — Page 43 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022	$ 460	$ 445
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	650	697
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2021	2,250	2,412
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	953
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-A, 5.00% 2023	1,000	1,156
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024	800	955
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2022	1,000	1,095
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2023	1,000	1,156
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,156
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,011
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2019-C, 5.00% 2023	1,405	1,629
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2019	700	709
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	250	278
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2022	2,000	2,221
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	786
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 4.00% 2020	1,000	1,027
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	940
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	269
Merced School Dist., G.O. Bonds, Capital Appreciation Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	1,009
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.34% 2047 (put 2020)[1]	1,420	1,420
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 1.34% 2037 (put 2020)[1]	580	580
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	282
Murrieta Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1998-A, FGIC-National insured, 0% 2020	1,080	1,065
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023	965	913
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 2022	1,000	1,091
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	1,100	1,183
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	415
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	575	639
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	200	201
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	350	376
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2021	300	321
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,272
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	655	785
Perris Union High School Dist., G.O. Bonds, 2018 Election, Series 2019, Assured Guaranty Municipal insured, 5.00% 2021	855	927
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2020	445	470
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 4.00% 2020	300	308
Capital Group California Short-Term Municipal Fund — Page 44 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	$ 720	$ 782
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030 (preref. 2020)	450	463
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	561
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	1,860	2,139
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2025	500	614
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,053
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	1,000	1,090
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2026	2,405	3,018
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	400	490
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	630	632
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,068
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2019	505	506
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	512
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	860
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	808
City of Richmond, Successor Agcy. to the Redev. Agcy., Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2019	525	527
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023	940	1,088
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2019	275	277
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2019	110	111
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2019	100	101
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	685	740
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022	740	807
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	476
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	673
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	2,000	2,013
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	150	172
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,076
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	500	582
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	1,000	1,010
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	396
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2023	1,000	1,122
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	1,500	1,616
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	1,500	1,776
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023 (escrowed to maturity)	400	445
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,030
Capital Group California Short-Term Municipal Fund — Page 45 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	$ 500	$ 521
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	280
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023	200	189
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	700	728
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	360
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2023	800	928
City of Santa Rosa, High School Dist., G.O. Bonds, 2014 Election, Series 2018-C, Assured Guaranty Municipal insured, 4.00% 2020	750	773
Simi Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,000	1,160
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	925	929
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	208
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	338
State Public Works Board, Lease Rev. Ref. Bonds, Series 2015-F, 5.00% 2022	1,000	1,109
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2020	110	114
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2021	150	160
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022	265	290
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023	250	280
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Courtyards at Penn Valley Apartments), Series 2019-J-1, 1.41% 2021 (put 2021)	750	751
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	1,000	1,009
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	500	501
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018, 5.00% 2022	150	165
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	154
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024	200	235
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025	415	500
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	385
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	775
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	161
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024 (preref. 2020)	890	930
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	512
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,267
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,351
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2019	675	680
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	542
Capital Group California Short-Term Municipal Fund — Page 46 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	$ 380	$ 410
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	1,000	1,075
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	556
Torrance Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B-1, 0% 2023	250	237
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	502
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	414
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	255
Regents of the University of California, G.O. Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,508
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2020	200	207
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	322
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	725	764
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,500	1,648
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	935	1,014
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,500	1,647
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	775	776
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,140	1,194
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	200	208
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	286
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2022	725	805
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AS, 5.00% 2021	445	487
City of West Sacramento, Successor Agcy. to the Redev. Agcy. (West Sacramento Redev. Project), Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2019	755	757
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	187
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	131
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	300	336
		151,820
Guam 0.40%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	300	318
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	300	343
		661
Total bonds, notes & other debt instruments (cost: $150,096,000)		152,481
Capital Group California Short-Term Municipal Fund — Page 47 of 78

unaudited
Short-term securities 4.98%	Principal amount (000)	Value (000)
IAM Commercial Paper, Series 2019, 1.34% 8/6/2019	$1,200	$ 1,200
Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 1.40% 2033[1]	2,200	2,200
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	3,000	3,108
San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2019-A, 5.00% 6/30/2020	1,685	1,745
Total short-term securities (cost: $8,245,000)		8,253
Total investment securities 96.87% (cost: $158,341,000)		160,734
Other assets less liabilities 3.13%		5,202
Net assets 100.00%		$165,936
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 7/31/2019[3] (000)	Unrealized depreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	212	October 2019	$ 42,400	$ 45,454	$ (38)
5 Year U.S. Treasury Note Futures	Short	146	October 2019	(14,600)	(17,163)	(22)
						$(60)
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Capital Group California Short-Term Municipal Fund — Page 48 of 78

Capital Group Core Bond FundSM
Investment portfolio
July 31, 2019
unaudited
Bonds, notes & other debt instruments 98.54% U.S. Treasury bonds & notes 56.32% U.S. Treasury 49.18%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$ 2,000	$ 1,993
U.S. Treasury 1.375% 2020	1,250	1,241
U.S. Treasury 1.375% 2020	1,000	994
U.S. Treasury 1.625% 2020	2,500	2,489
U.S. Treasury 2.00% 2020	3,000	3,001
U.S. Treasury 1.125% 2021	3,010	2,967
U.S. Treasury 1.25% 2021	2,500	2,467
U.S. Treasury 1.25% 2021	1,500	1,483
U.S. Treasury 1.375% 2021	3,420	3,388
U.S. Treasury 1.375% 2021	2,000	1,982
U.S. Treasury 1.75% 2021	2,000	1,996
U.S. Treasury 1.875% 2021	500	500
U.S. Treasury 2.00% 2021	3,770	3,773
U.S. Treasury 2.125% 2021	1,000	1,007
U.S. Treasury 3.125% 2021	2,000	2,043
U.S. Treasury 1.50% 2022	1,750	1,736
U.S. Treasury 1.75% 2022	9,500	9,484
U.S. Treasury 1.75% 2022	3,890	3,882
U.S. Treasury 1.75% 2022	2,000	1,996
U.S. Treasury 1.75% 2022	— [1]	— [1]
U.S. Treasury 1.875% 2022	5,336	5,343
U.S. Treasury 1.875% 2022	4,170	4,176
U.S. Treasury 1.875% 2022	3,745	3,751
U.S. Treasury 1.875% 2022	2,005	2,008
U.S. Treasury 2.125% 2022	3,000	3,026
U.S. Treasury 1.25% 2023	1,000	977
U.S. Treasury 1.375% 2023	1,275	1,252
U.S. Treasury 1.375% 2023	1,000	982
U.S. Treasury 1.625% 2023	4,000	3,968
U.S. Treasury 1.75% 2023	1,000	996
U.S. Treasury 2.00% 2023	2,000	2,011
U.S. Treasury 2.125% 2023	3,415	3,454
U.S. Treasury 2.25% 2023	500	509
U.S. Treasury 2.50% 2023	1,050	1,077
U.S. Treasury 2.75% 2023	5,542	5,722
U.S. Treasury 2.75% 2023	2,250	2,333
U.S. Treasury 1.75% 2024	7,732	7,698
U.S. Treasury 2.00% 2024	3,288	3,310
U.S. Treasury 2.00% 2024	2,480	2,496
U.S. Treasury 2.125% 2024	5,000	5,064
U.S. Treasury 2.125% 2024[2]	5,000	5,060
U.S. Treasury 2.25% 2024	57,203	58,242
U.S. Treasury 2.25% 2024	6,015	6,131
U.S. Treasury 2.25% 2024	1,820	1,851
U.S. Treasury 2.75% 2024	5,000	5,196
U.S. Treasury 2.00% 2025	2,000	2,013
Capital Group Core Bond Fund — Page 49 of 78

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2025	$ 6,600	$ 6,882
U.S. Treasury 2.75% 2025[2]	10,000	10,462
U.S. Treasury 7.625% 2025	750	977
U.S. Treasury 1.625% 2026	3,000	2,946
U.S. Treasury 1.875% 2026	5,000	4,988
U.S. Treasury 1.875% 2026	2,000	1,994
U.S. Treasury 2.25% 2027	8,420	8,599
U.S. Treasury 2.25% 2027	2,200	2,247
U.S. Treasury 2.375% 2029	5,663	5,841
		232,004
U.S. Treasury inflation-protected securities 7.14%
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	1,771	1,752
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	6,726	6,650
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	5,528	5,476
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	550	554
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	3,616	3,617
U.S. Treasury Inflation-Protected Security 2.00% 2026[3]	645	718
U.S. Treasury Inflation-Protected Security 0.75% 2028[2,3]	5,101	5,326
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,3]	9,117	9,618
		33,711
Total U.S. Treasury bonds & notes		265,715
Corporate bonds & notes 23.78% Financials 5.73%
ACE INA Holdings Inc. 2.30% 2020	285	285
ACE INA Holdings Inc. 2.875% 2022	150	153
ACE INA Holdings Inc. 3.35% 2026	45	47
ACE INA Holdings Inc. 4.35% 2045	50	59
Allstate Corp. 3.28% 2026	175	184
American Express Co. 2.20% 2020	750	749
Bank of America Corp. 2.625% 2020	735	738
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[4]	1,864	1,930
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	458	472
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[4]	945	1,034
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[4]	1,640	1,655
BB&T Corp. 2.625% 2020	385	386
Citigroup Inc. 2.35% 2021	1,005	1,005
Citigroup Inc. 4.45% 2027	400	432
Credit Suisse Group AG 3.80% 2023	500	519
Goldman Sachs Group, Inc. 2.55% 2019	561	561
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[4]	1,385	1,416
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	500	523
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[4]	220	237
Goldman Sachs Group, Inc. 4.75% 2045	175	205
HSBC Holdings PLC 2.65% 2022	660	661
Intesa Sanpaolo SpA 5.71% 2026[5]	1,605	1,655
JPMorgan Chase & Co. 3.20% 2023	125	128
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	1,125	1,167
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	500	519
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	679	743
Lloyds Banking Group PLC 4.375% 2028	200	212
Marsh & McLennan Companies, Inc. 3.50% 2020	385	391
Capital Group Core Bond Fund — Page 50 of 78

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 3.875% 2024	$ 495	$ 525
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[4]	1,640	1,644
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	880
New York Life Global Funding 1.70% 2021[5]	750	741
New York Life Global Funding 2.25% 2022[5]	305	305
PNC Bank 2.55% 2021	350	352
Rabobank Nederland 2.75% 2022	400	404
Toronto-Dominion Bank 2.65% 2024	1,180	1,191
UniCredit SpA 3.75% 2022[5]	500	509
US Bancorp 3.05% 2020	900	906
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[4]	1,000	1,007
US Bancorp 3.40% 2023	500	521
		27,051
Health care 4.06%
Abbott Laboratories 2.90% 2021	190	193
Abbott Laboratories 3.40% 2023	98	102
Abbott Laboratories 3.75% 2026	292	315
AbbVie Inc. 2.50% 2020	1,060	1,060
AbbVie Inc. 2.30% 2021	340	340
AbbVie Inc. 3.20% 2022	415	422
Aetna Inc. 2.80% 2023	55	55
Allergan PLC 3.00% 2020	485	486
Allergan PLC 3.45% 2022	490	500
Amgen Inc. 1.85% 2021	140	138
AstraZeneca PLC 3.375% 2025	445	465
AstraZeneca PLC 4.00% 2029	296	324
Bayer US Finance II LLC 3.875% 2023[5]	400	413
Becton, Dickinson and Co. 3.734% 2024	61	64
Boston Scientific Corp. 3.45% 2024	675	702
Boston Scientific Corp. 3.75% 2026	530	561
Bristol-Myers Squibb Co. 2.90% 2024[5]	1,735	1,777
Bristol-Myers Squibb Co. 3.20% 2026[5]	1,008	1,045
Cigna Corp. 3.40% 2021[5]	255	259
Cigna Corp. 3.75% 2023[5]	275	286
Cigna Corp. 4.375% 2028[5]	250	271
CVS Health Corp. 4.30% 2028	995	1,057
GlaxoSmithKline PLC 2.875% 2022	1,370	1,390
GlaxoSmithKline PLC 3.375% 2023	750	777
GlaxoSmithKline PLC 3.00% 2024	910	937
Johnson & Johnson 2.45% 2026	532	536
Johnson & Johnson 2.95% 2027	455	473
Johnson & Johnson 2.90% 2028	314	325
Pfizer Inc. 2.80% 2022	615	626
Pfizer Inc. 2.95% 2024	485	500
Shire PLC 1.90% 2019	350	350
Shire PLC 2.40% 2021	195	195
Shire PLC 2.875% 2023	120	121
Shire PLC 3.20% 2026	300	305
Teva Pharmaceutical Finance Co. BV 2.80% 2023	60	52
Teva Pharmaceutical Finance Co. BV 3.15% 2026	60	47
UnitedHealth Group Inc. 3.35% 2022	380	391
UnitedHealth Group Inc. 3.75% 2025	460	492
Capital Group Core Bond Fund — Page 51 of 78

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 4.35% 2020	$ 300	$ 306
Zimmer Holdings, Inc. 3.15% 2022	485	492
		19,150
Industrials 3.26%
3M Co. 2.75% 2022	1,360	1,379
3M Co. 3.25% 2024	1,325	1,382
3M Co. 2.25% 2026	230	226
Airbus Group SE 2.70% 2023[5]	85	86
Avolon Holdings Funding Ltd. 3.625% 2022[5]	587	596
Avolon Holdings Funding Ltd. 3.95% 2024[5]	743	761
Avolon Holdings Funding Ltd. 4.375% 2026[5]	925	958
Boeing Co. 2.70% 2022	1,615	1,631
Boeing Co. 2.80% 2024	660	669
Boeing Co. 3.10% 2026	855	880
General Electric Co. 2.70% 2022	300	300
Honeywell International Inc. 2.15% 2022	1,160	1,160
Honeywell International Inc. 2.30% 2024	725	726
Lockheed Martin Corp. 3.10% 2023	95	98
Lockheed Martin Corp. 3.55% 2026	95	101
Northrop Grumman Corp. 2.55% 2022	425	427
Republic Services, Inc. 5.00% 2020	350	355
Rockwell Collins, Inc. 2.80% 2022	375	379
Rockwell Collins, Inc. 3.20% 2024	275	283
Union Pacific Corp. 3.50% 2023	360	374
Union Pacific Corp. 3.15% 2024	1,002	1,031
Union Pacific Corp. 3.75% 2025	230	245
United Technologies Corp. 3.65% 2023	785	822
Vinci SA 3.75% 2029[5]	200	216
Waste Management, Inc. 4.60% 2021	300	309
		15,394
Energy 1.82%
Boardwalk Pipeline Partners, LP 4.95% 2024	460	490
BP Capital Markets PLC 4.234% 2028	447	497
Cenovus Energy Inc. 4.25% 2027	170	175
Concho Resources Inc. 4.30% 2028	80	86
ConocoPhillips 4.95% 2026	95	108
Enbridge Energy Partners, LP 5.875% 2025	230	267
Energy Transfer Partners, LP 4.20% 2023	155	163
Energy Transfer Partners, LP 4.50% 2024	90	96
Equinor ASA 3.625% 2028	265	286
Husky Energy Inc. 7.25% 2019	250	254
Kinder Morgan, Inc. 3.15% 2023	495	504
MPLX LP 3.375% 2023	75	77
MPLX LP 4.00% 2028	350	362
Petróleos Mexicanos 6.375% 2021	300	311
Petróleos Mexicanos 5.375% 2022	175	179
Petróleos Mexicanos 4.625% 2023	1,000	988
Petróleos Mexicanos 6.50% 2027	200	199
Phillips 66 4.30% 2022	290	305
Phillips 66 Partners LP 3.55% 2026	105	107
Schlumberger BV 3.00% 2020[5]	125	126
Schlumberger BV 4.00% 2025[5]	165	175
Capital Group Core Bond Fund — Page 52 of 78

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 1.75% 2021	$435	$ 431
Statoil ASA 3.25% 2024	85	89
TC PipeLines, LP 4.375% 2025	430	453
Total Capital International 2.875% 2022	230	234
Total Capital International 2.434% 2025	775	777
TransCanada PipeLines Ltd. 4.25% 2028	615	665
Woodside Finance Ltd. 4.60% 2021[5]	185	190
		8,594
Consumer discretionary 1.77%
Amazon.com, Inc. 2.40% 2023	500	504
Amazon.com, Inc. 2.80% 2024	500	513
American Honda Finance Corp. 2.65% 2021	645	648
American Honda Finance Corp. 2.30% 2026	80	78
American Honda Finance Corp. 3.50% 2028	325	344
Bayerische Motoren Werke AG 1.45% 2019[5]	340	340
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	250	257
Ford Motor Credit Co. 3.157% 2020	550	553
Ford Motor Credit Co. 3.219% 2022	205	205
General Motors Co. 4.00% 2025	145	148
General Motors Co. 4.35% 2025	200	207
General Motors Financial Co. 3.70% 2020	320	324
General Motors Financial Co. 3.55% 2022	570	580
General Motors Financial Co. 4.15% 2023	710	734
General Motors Financial Co. 4.00% 2026	175	177
Home Depot, Inc. 4.40% 2021	350	361
Home Depot, Inc. 3.25% 2022	350	361
McDonald’s Corp. 3.70% 2026	135	144
McDonald’s Corp. 3.50% 2027	185	196
NIKE, Inc. 2.375% 2026	615	615
Starbucks Corp. 3.80% 2025	782	832
Starbucks Corp. 4.00% 2028	185	203
		8,324
Consumer staples 1.75%
Altria Group, Inc. 2.85% 2022	250	252
Altria Group, Inc. 2.95% 2023	200	203
Altria Group, Inc. 4.40% 2026	225	240
Anheuser-Busch InBev NV 4.15% 2025	391	421
Anheuser-Busch InBev NV 4.90% 2031	100	116
Constellation Brands, Inc. 3.20% 2023	386	394
Costco Wholesale Corp. 2.30% 2022	285	287
Costco Wholesale Corp. 2.75% 2024	285	292
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.862% 2021[6]	960	962
General Mills, Inc. 3.20% 2021	285	289
Keurig Dr Pepper Inc. 4.057% 2023	900	944
Molson Coors Brewing Co. 2.10% 2021	55	55
Molson Coors Brewing Co. 3.00% 2026	245	245
Philip Morris International Inc. 1.875% 2021	165	164
Reynolds American Inc. 4.00% 2022	70	73
Wal-Mart Stores, Inc. 3.125% 2021	449	458
Wal-Mart Stores, Inc. 2.35% 2022	715	720
Wal-Mart Stores, Inc. 3.40% 2023	335	351
Capital Group Core Bond Fund — Page 53 of 78

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 2.85% 2024	$1,395	$ 1,436
Wal-Mart Stores, Inc. 3.70% 2028	339	370
		8,272
Information technology 1.73%
Apple Inc. 1.80% 2020	475	474
Apple Inc. 1.55% 2021	575	568
Apple Inc. 2.50% 2022	190	192
Broadcom Inc. 3.125% 2022[5]	930	934
Broadcom Inc. 3.625% 2024[5]	930	933
Broadcom Inc. 4.25% 2026[5]	930	938
Broadcom Ltd. 2.375% 2020	270	270
Broadcom Ltd. 3.00% 2022	730	733
Broadcom Ltd. 3.625% 2024	270	273
Broadcom Ltd. 3.875% 2027	185	181
Cisco Systems, Inc. 2.20% 2023	520	522
Fiserv, Inc. 2.75% 2024	950	956
Fiserv, Inc. 3.20% 2026	670	686
Fiserv, Inc. 3.50% 2029	475	488
		8,148
Utilities 1.57%
Consumers Energy Co. 4.05% 2048	285	318
Duke Energy Corp. 2.65% 2026	660	655
Duke Energy Progress, LLC 3.375% 2023	786	819
Duke Energy Progress, LLC 3.70% 2028	200	217
Enel Finance International SA 4.25% 2023[5]	1,106	1,166
Enel Finance International SA 3.50% 2028[5]	378	379
Enel Finance International SA 4.875% 2029[5]	327	360
Eversource Energy 2.75% 2022	750	757
Exelon Corp. 3.40% 2026	65	67
Pacific Gas and Electric Co. 2.45% 2022[7]	300	294
Public Service Enterprise Group Inc. 1.90% 2021	270	270
Public Service Enterprise Group Inc. 2.25% 2026	520	506
Tampa Electric Co. 2.60% 2022	350	351
Virginia Electric and Power Co. 3.10% 2025	1,040	1,070
Xcel Energy Inc. 3.30% 2025	190	197
		7,426
Real estate 0.88%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	64
American Campus Communities, Inc. 3.75% 2023	300	310
American Campus Communities, Inc. 4.125% 2024	415	439
Corporate Office Properties LP 5.25% 2024	235	251
ERP Operating LP 4.625% 2021	215	225
Essex Portfolio LP 3.50% 2025	490	507
Kimco Realty Corp. 3.40% 2022	35	36
Scentre Group 2.375% 2019[5]	100	100
Scentre Group 3.50% 2025[5]	250	256
Simon Property Group, LP 2.50% 2021	460	462
WEA Finance LLC 2.70% 2019[5]	475	475
Capital Group Core Bond Fund — Page 54 of 78

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.25% 2020[5]	$ 355	$ 358
Welltower Inc. 3.95% 2023	645	678
		4,161
Communication services 0.63%
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	178
Comcast Corp. 3.45% 2021	672	689
Comcast Corp. 3.95% 2025	539	580
Deutsche Telekom International Finance BV 2.82% 2022[5]	405	409
NBCUniversal Media, LLC 5.15% 2020	350	357
Vodafone Group PLC 3.75% 2024	275	287
Vodafone Group PLC 4.125% 2025	220	235
Walt Disney Co. 3.70% 2025[5]	205	219
		2,954
Materials 0.58%
Dow Chemical Co. 3.15% 2024[5]	920	940
Dow Chemical Co. 3.625% 2026[5]	250	259
DowDuPont Inc. 4.205% 2023	560	596
DowDuPont Inc. 4.493% 2025	515	563
Sherwin-Williams Co. 2.75% 2022	165	166
Sherwin-Williams Co. 3.125% 2024	70	72
Sherwin-Williams Co. 3.45% 2027	112	115
		2,711
Total corporate bonds & notes		112,185
Asset-backed obligations 8.05%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,8]	770	770
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[8]	585	587
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[8]	750	758
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[8]	805	819
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[8]	775	789
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[8]	1,150	1,169
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[5,8]	432	433
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,8]	510	517
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[8]	1,615	1,616
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[8]	330	331
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[5,8]	288	289
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[5,8]	540	543
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,8]	222	222
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[5,8]	1,903	1,908
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[5,8]	1,000	1,013
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[5,8]	1,345	1,355
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,8]	1,070	1,085
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,8]	460	479
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,8]	2,365	2,438
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[5,8]	384	382
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,8]	393	401
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[8]	2,310	2,325
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[8]	487	491
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,8]	795	800
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,6,8]	918	925
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	51	51
Capital Group Core Bond Fund — Page 55 of 78

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	$ 136	$ 136
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[8]	1,390	1,424
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[8]	1,585	1,614
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,8]	228	229
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,8]	395	404
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,8]	1,250	1,265
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[8]	1,845	1,850
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[8]	1,223	1,234
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[5,8]	380	379
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[5,8]	2,000	2,000
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 2023[5,8]	1,610	1,613
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,8]	435	436
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[8]	1,385	1,413
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[8]	1,460	1,496
		37,989
Mortgage-backed obligations 7.36% Federal agency mortgage-backed obligations 6.64%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[5,6,8]	856	867
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[5,6,8]	765	776
Fannie Mae Pool #MA0548 3.50% 2020[8]	623	644
Fannie Mae Pool #932617 4.50% 2020[8]	12	12
Fannie Mae Pool #MA0771 3.50% 2021[8]	70	72
Fannie Mae Pool #AE9743 3.50% 2025[8]	73	75
Fannie Mae Pool #AW7396 3.50% 2027[8]	406	419
Fannie Mae Pool #889995 5.50% 2038[8]	275	306
Fannie Mae Pool #AI5236 5.00% 2041[8]	585	638
Fannie Mae Pool #AI8806 5.00% 2041[8]	111	121
Fannie Mae Pool #CA0487 3.50% 2047[8]	3,679	3,811
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	6	7
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,8]	461	477
Freddie Mac 3.50% 2045[8]	1,890	1,979
Freddie Mac 3.50% 2049[8]	1,442	1,480
Freddie Mac, Series 3272, Class PA, 6.00% 2037[8]	17	20
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[8]	544	555
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[8]	250	251
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[8]	1,368	1,385
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[6,8]	265	283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[8]	448	454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,8]	646	653
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	426	431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[6,8]	255	259
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	516	526
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	261	267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	888	922
Government National Mortgage Assn. 4.50% 2040[8]	47	50
Government National Mortgage Assn. 4.50% 2049[8]	1,430	1,492
Government National Mortgage Assn. 4.50% 2049[8]	160	166
Government National Mortgage Assn. 4.50% 2049[8,9]	113	118
Government National Mortgage Assn. 6.64% 2064[8]	81	85
Government National Mortgage Assn. Pool #MA3939 4.50% 2046[8]	13	13
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[8]	6,025	6,264
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	1,288	1,339
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[8]	205	213
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[8]	1,556	1,634
Capital Group Core Bond Fund — Page 56 of 78

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[8]	$ 824	$ 859
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[8]	728	759
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	227	238
Government National Mortgage Assn. Pool #694836 5.644% 2059[8]	3	3
Government National Mortgage Assn. Pool #776095 5.035% 2064[8]	24	24
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.275% 2062[6,8]	392	394
		31,341
Collateralized mortgage-backed obligations (privately originated) 0.72%
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.298% 2029[5,6,8]	500	504
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[5,6,8]	698	706
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,8]	1,000	1,039
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2069[5,6,8]	548	550
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.891% 2021[5,6,8,10]	570	570
		3,369
Total mortgage-backed obligations		34,710
Federal agency bonds & notes 1.53%
Fannie Mae 1.75% 2019	1,710	1,709
Fannie Mae 2.375% 2023	2,442	2,484
Federal Home Loan Bank 1.875% 2020	3,015	3,011
		7,204
Municipals 0.88% Florida 0.44%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	2,060	2,074
California 0.29%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	807
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	252
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	320
		1,379
New Jersey 0.14%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	660
Washington 0.01%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	26
Total municipals		4,139
Bonds & notes of governments & government agencies outside the U.S. 0.62%
European Investment Bank 2.25% 2022	751	758
Manitoba (Province of) 3.05% 2024	200	209
Ontario (Province of) 3.20% 2024	500	526
Saudi Arabia (Kingdom of) 4.00% 2025[5]	430	461
Saudi Arabia (Kingdom of) 4.50% 2030[5]	445	496
United Mexican States 4.15% 2027	460	479
		2,929
Total bonds, notes & other debt instruments (cost: $457,128,000)		464,871
Capital Group Core Bond Fund — Page 57 of 78

unaudited
Short-term securities 1.42% Money market investments 1.42%	Shares	Value (000)
Capital Group Central Cash Fund 2.30%[11]	66,837	$ 6,683
Total short-term securities (cost: $6,683,000)		6,683
Total investment securities 99.96% (cost: $463,811,000)		471,554
Other assets less liabilities 0.04%		194
Net assets 100.00%		$471,748
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 7/31/2019[13] (000)	Unrealized (depreciation) appreciation at 7/31/2019 (000)
90 Day Euro Dollar Futures	Long	593	September 2019	$ 148,250	$ 144,966	$ (192)
90 Day Euro Dollar Futures	Long	330	March 2020	82,500	80,924	144
90 Day Euro Dollar Futures	Short	593	September 2020	(148,250)	(145,678)	150
90 Day Euro Dollar Futures	Short	330	March 2021	(82,500)	(81,114)	(140)
2 Year U.S. Treasury Note Futures	Long	791	October 2019	158,200	169,595	(542)
5 Year U.S. Treasury Note Futures	Long	585	October 2019	58,500	68,770	(380)
10 Year Ultra U.S. Treasury Note Futures	Short	202	September 2019	(20,200)	(27,844)	(181)
						$(1,141)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 7/31/2019 (000)
1.61%	U.S. EFFR	7/12/2021	$118,900	$ (111)	$ —	$ (111)
3-month USD-LIBOR	2.18075%	3/29/2024	7,500	(121)	—	(121)
3-month USD-LIBOR	2.194%	3/29/2024	7,600	(128)	—	(128)
3-month USD-LIBOR	2.21875%	3/29/2024	7,910	(141)	—	(141)
3-month USD-LIBOR	2.3295%	4/30/2024	26,300	(615)	—	(615)
U.S. EFFR	2.383%	2/11/2029	25,200	(1,592)	—	(1,592)
2.10%	U.S. EFFR	4/1/2029	25,180	960	—	960
U.S. EFFR	1.74875%	7/12/2029	19,175	(112)	—	(112)
					$—	$(1,860)
Capital Group Core Bond Fund — Page 58 of 78

unaudited
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,380,000, which represented .50% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,547,000, which represented 9.44% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $570,000, which represented .12% of the net assets of the fund.
[11]	Rate represents the seven-day yield at July 31, 2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
Auth. = Authority
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Capital Group Core Bond Fund — Page 59 of 78

Capital Group Global Equity FundSM
Investment portfolio
July 31, 2019
unaudited
Common stocks 94.63% Information technology 19.29%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	358,420	$ 15,279
Visa Inc., Class A	84,870	15,107
Broadcom Inc.	45,023	13,056
ASML Holding NV1	51,618	11,449
GoDaddy Inc., Class A2	140,400	10,303
Microsoft Corp.	67,000	9,130
Apple Inc.	32,394	6,901
Murata Manufacturing Co., Ltd.[1]	147,800	6,518
Intel Corp.	123,600	6,248
Keyence Corp.[1]	10,730	6,123
SAP SE1	45,840	5,686
Global Payments Inc.	31,770	5,335
Hamamatsu Photonics KK1	106,600	3,930
Jack Henry & Associates, Inc.	25,916	3,621
VTech Holdings Ltd.[1]	250,200	2,201
Accenture PLC, Class A	10,900	2,099
OBIC Co., Ltd.[1]	11,200	1,186
Texas Instruments Inc.	9,315	1,165
NetApp, Inc.	18,300	1,070
Adobe Inc.[2]	3,430	1,025
ServiceNow, Inc.[2]	2,500	694
		128,126
Industrials 12.89%
Safran SA1	103,393	14,816
Airbus SE, non-registered shares[1]	96,792	13,684
Northrop Grumman Corp.	22,000	7,602
Deere & Co.	45,625	7,558
CSX Corp.	87,300	6,146
SMC Corp.[1]	15,800	5,742
Westinghouse Air Brake Technologies Corp.	66,200	5,142
TransDigm Group Inc.[2]	8,030	3,898
Equifax Inc.	27,500	3,825
Boeing Co.	10,590	3,613
Waste Connections, Inc.	28,555	2,590
Jardine Matheson Holdings Ltd.[1]	37,500	2,282
Ryanair Holdings PLC (ADR)[2]	28,900	1,796
Hexcel Corp.	21,280	1,740
Old Dominion Freight Line, Inc.	9,300	1,553
DSV A/S1	14,863	1,416
DKSH Holding AG1	24,370	1,229
Rheinmetall AG1	8,638	988
		85,620
Capital Group Global Equity Fund — Page 60 of 78

unaudited
Common stocks (continued) Financials 12.59%	Shares	Value (000)
AIA Group Ltd.[1]	1,478,600	$ 15,072
CME Group Inc., Class A	50,100	9,740
JPMorgan Chase & Co.	72,940	8,461
Intercontinental Exchange, Inc.	79,635	6,997
Moody’s Corp.	31,900	6,838
Aon PLC, Class A	27,600	5,223
HDFC Bank Ltd. (ADR)	39,830	4,580
DNB ASA[1]	245,684	4,392
Bank of New York Mellon Corp.	75,030	3,520
Marsh & McLennan Companies, Inc.	32,885	3,249
RenaissanceRe Holdings Ltd.	13,900	2,518
Chubb Ltd.	16,270	2,487
SVB Financial Group[2]	9,100	2,111
London Stock Exchange Group PLC[1]	20,400	1,646
KBC Groep NV1	24,715	1,587
Svenska Handelsbanken AB, Class A1	99,626	897
First Republic Bank	8,200	815
Toronto-Dominion Bank	12,070	705
Swedbank AB, Class A1	49,038	669
Wells Fargo & Co.	13,675	662
Prudential PLC[1]	29,000	598
Lloyds Banking Group PLC[1]	893,700	579
State Street Corp.	4,553	265
		83,611
Consumer staples 11.00%
Carlsberg A/S, Class B1	85,272	11,629
Nestlé SA1	89,023	9,447
Pernod Ricard SA1	44,586	7,807
Danone SA1	73,911	6,408
L’Oréal SA, non-registered shares[1]	23,043	6,161
Costco Wholesale Corp.	22,350	6,160
Reckitt Benckiser Group PLC[1]	74,700	5,792
Diageo PLC[1]	127,185	5,307
Philip Morris International Inc.	52,590	4,397
Mondelez International, Inc.	81,200	4,343
Coca-Cola Co.	35,290	1,857
British American Tobacco PLC[1]	48,200	1,720
Uni-Charm Corp.[1]	37,500	1,063
Imperial Brands PLC[1]	37,700	954
		73,045
Health care 10.63%
AstraZeneca PLC[1]	146,685	12,590
Novo Nordisk A/S, Class B1	200,730	9,634
UnitedHealth Group Inc.	28,990	7,219
Abbott Laboratories	80,800	7,038
Seattle Genetics, Inc.[2]	77,080	5,836
Danaher Corp.	35,200	4,946
Koninklijke Philips NV1	93,376	4,379
Gilead Sciences, Inc.	57,971	3,798
Genmab A/S1,2	15,005	2,766
Eli Lilly and Co.	20,375	2,220
BeiGene, Ltd. (ADR)[2]	12,600	1,730
Neurocrine Biosciences, Inc.[2]	15,100	1,456
Capital Group Global Equity Fund — Page 61 of 78

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Integra LifeSciences Holdings Corp.[2]	21,900	$ 1,388
Bluebird Bio, Inc.[2]	9,900	1,299
Merck & Co., Inc.	13,800	1,145
Agios Pharmaceuticals, Inc.[2]	15,100	726
Cigna Corp.	4,236	720
Straumann Holding AG1	761	620
Johnson & Johnson	4,320	563
Galapagos NV1,2	3,215	558
		70,631
Consumer discretionary 8.91%
Hilton Worldwide Holdings Inc.	109,700	10,592
Las Vegas Sands Corp.	158,180	9,560
EssilorLuxottica [1]	61,885	8,330
Amazon.com, Inc.[2]	4,445	8,298
Naspers Ltd., Class N (ADR)	132,105	6,485
LVMH Moët Hennessy-Louis Vuitton SE1	10,306	4,261
YUM! Brands, Inc.	34,600	3,893
Kering SA1	3,714	1,918
NIKE, Inc., Class B	19,000	1,635
Hermès International[1]	2,203	1,548
Nitori Holdings Co., Ltd.[1]	7,700	1,039
Samsonite International SA1	448,800	882
DENSO Corp.[1]	18,200	772
		59,213
Communication services 6.58%
Activision Blizzard, Inc.	132,420	6,454
Alphabet Inc., Class A2	3,295	4,014
Alphabet Inc., Class C2	1,839	2,237
Comcast Corp., Class A	107,400	4,636
SoftBank Group Corp.[1]	90,400	4,581
Facebook, Inc., Class A2	19,700	3,826
Charter Communications, Inc., Class A2	8,527	3,286
Vodafone Group PLC[1]	1,569,100	2,858
Tencent Holdings Ltd.[1]	58,600	2,741
Electronic Arts Inc.[2]	26,000	2,405
China Tower Corp. Ltd., Class H1	5,978,000	1,548
Koninklijke KPN NV1	366,864	1,046
Nippon Telegraph and Telephone Corp.[1]	22,400	1,011
Adevinta ASA, Class B1,2	88,236	974
América Móvil, SAB de CV, Series L (ADR)	69,300	970
JCDecaux SA1	32,167	929
Modern Times Group MTG AB, Class B1,2	12,600	116
Nordic Entertainment Group AB, Class B1	4,011	96
		43,728
Energy 4.90%
Royal Dutch Shell PLC, Class B (ADR)	139,395	8,847
Schlumberger Ltd.	165,080	6,598
Chevron Corp.	50,644	6,235
Enbridge Inc. (CAD denominated)	164,500	5,494
Capital Group Global Equity Fund — Page 62 of 78

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
EOG Resources, Inc.	42,245	$ 3,627
Exxon Mobil Corp.	23,500	1,748
		32,549
Materials 3.37%
Asahi Kasei Corp.[1]	645,700	6,570
Shin-Etsu Chemical Co., Ltd.[1]	57,800	5,887
Nutrien Ltd. (CAD denominated)	76,600	4,200
Air Liquide SA, non-registered shares[1]	11,949	1,649
Givaudan SA1	555	1,473
Linde PLC	7,145	1,367
Rio Tinto PLC[1]	22,242	1,263
		22,409
Real estate 2.83%
American Tower Corp. REIT	37,900	8,020
Crown Castle International Corp. REIT	46,675	6,220
Equinix, Inc. REIT	5,650	2,837
Link REIT[1]	148,500	1,732
		18,809
Utilities 1.64%
Sempra Energy	24,530	3,322
Enel SpA[1]	405,018	2,776
Iberdrola, SA, non-registered shares[1]	242,224	2,295
AES Corp.	108,300	1,818
Exelon Corp.	14,600	658
		10,869
Total common stocks (cost: $428,443,000)		628,610
Preferred securities 0.55% Consumer discretionary 0.39%
Hyundai Motor Co., Series 2, preferred shares (GDR)[1,3]	75,400	2,611
Health care 0.16%
Sartorius AG, nonvoting preferred, non-registered shares[1]	5,148	1,055
Total preferred securities (cost: $3,525,000)		3,666
Short-term securities 4.52% Money market investments 4.52%
Capital Group Central Cash Fund 2.30%[4]	300,295	30,027
Total short-term securities (cost: $30,027,000)		30,027
Total investment securities 99.70% (cost: $461,995,000)		662,303
Other assets less liabilities 0.30%		1,990
Net assets 100.00%		$664,293
Capital Group Global Equity Fund — Page 63 of 78

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $251,486,000, which represented 37.86% of the net assets of the fund. This amount includes $248,875,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,611,000, which represented .39% of the net assets of the fund.
[4]	Rate represents the seven-day yield at July 31, 2019.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
Capital Group Global Equity Fund — Page 64 of 78

Capital Group International Equity FundSM
Investment portfolio
July 31, 2019
unaudited
Common stocks 95.02% Consumer staples 16.08%	Shares	Value (000)
Carlsberg A/S, Class B1	178,582	$ 24,355
Pernod Ricard SA1	132,648	23,226
Nestlé SA1	214,232	22,734
Diageo PLC[1]	405,645	16,925
L’Oréal SA, non-registered shares[1]	53,459	14,295
Danone SA1	157,525	13,657
Reckitt Benckiser Group PLC[1]	151,600	11,754
Uni-Charm Corp.[1]	339,200	9,612
KOSÉ Corp.[1]	38,300	6,515
Imperial Brands PLC[1]	170,478	4,312
British American Tobacco PLC[1]	57,700	2,059
		149,444
Industrials 15.17%
Airbus SE, non-registered shares[1]	197,660	27,944
Safran SA1	185,679	26,608
SMC Corp.[1]	51,500	18,715
Rheinmetall AG1	122,779	14,037
RELX PLC[1]	504,700	11,971
Jardine Matheson Holdings Ltd.[1]	168,200	10,235
Nidec Corp.[1]	61,500	8,250
DSV A/S1	69,228	6,598
DKSH Holding AG1	125,400	6,324
ASSA ABLOY AB, Class B1	137,453	3,148
Canadian National Railway Co.	32,900	3,113
Recruit Holdings Co., Ltd.[1]	76,200	2,593
Daikin Industries, Ltd.[1]	11,200	1,390
		140,926
Health care 13.17%
AstraZeneca PLC[1]	282,950	24,286
Novo Nordisk A/S, Class B1	499,669	23,982
Genmab A/S1,2	69,387	12,790
Koninklijke Philips NV1	233,975	10,973
Galapagos NV1,2	53,861	9,346
Straumann Holding AG1	8,949	7,296
Shionogi & Co., Ltd.[1]	115,500	6,405
HOYA Corp.[1]	79,900	6,139
BeiGene, Ltd. (ADR)[2]	31,900	4,381
Novartis AG1	45,744	4,195
Sonova Holding AG1	17,677	4,077
Hutchison China MediTech Ltd. (ADR)[2]	180,700	3,778
Asahi Intecc Co., Ltd.[1]	102,600	2,666
Daiichi Sankyo Co., Ltd.[1]	33,500	2,033
		122,347
Capital Group International Equity Fund — Page 65 of 78

unaudited
Common stocks (continued) Financials 12.57%	Shares	Value (000)
AIA Group Ltd.[1]	2,966,300	$ 30,236
London Stock Exchange Group PLC[1]	285,900	23,066
HDFC Bank Ltd. (ADR)	101,800	11,705
Hong Kong Exchanges and Clearing Ltd.[1]	341,900	11,547
Deutsche Boerse AG1	48,886	6,838
Svenska Handelsbanken AB, Class A1	697,002	6,277
Aon PLC, Class A	25,000	4,731
Lloyds Banking Group PLC[1]	6,240,100	4,042
DBS Group Holdings Ltd.[1]	176,900	3,381
DNB ASA[1]	179,745	3,213
Euronext NV1	36,075	2,792
Sampo Oyj, Class A1	63,299	2,634
BNP Paribas SA1	49,618	2,305
Partners Group Holding AG1	2,627	2,094
Prudential PLC[1]	92,400	1,906
		116,767
Information technology 12.01%
Keyence Corp.[1]	38,960	22,234
SAP SE1	164,566	20,414
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	463,400	19,755
ASML Holding NV1	79,018	17,527
Hamamatsu Photonics KK1	428,900	15,813
Murata Manufacturing Co., Ltd.[1]	240,400	10,601
OBIC Co., Ltd.[1]	49,600	5,250
		111,594
Consumer discretionary 9.27%
EssilorLuxottica [1]	141,057	18,987
LVMH Moët Hennessy-Louis Vuitton SE1	40,582	16,780
Kering SA1	25,585	13,216
InterContinental Hotels Group PLC[1]	104,900	7,274
MercadoLibre, Inc.[2]	8,800	5,468
Samsonite International SA1	2,172,300	4,267
Hermès International[1]	5,713	4,015
Naspers Ltd., Class N (ADR)	73,050	3,586
Nitori Holdings Co., Ltd.[1]	23,500	3,171
Ryohin Keikaku Co., Ltd.[1]	14,100	2,508
DENSO Corp.[1]	58,800	2,495
Huazhu Group Ltd. (ADR)	73,200	2,398
Wynn Macau, Ltd.[1]	887,800	1,986
		86,151
Communication services 6.20%
SoftBank Group Corp.[1]	306,800	15,546
China Tower Corp. Ltd., Class H1	31,290,000	8,105
Koninklijke KPN NV1	2,595,754	7,399
Vodafone Group PLC[1]	3,347,770	6,097
Nippon Telegraph and Telephone Corp.[1]	131,500	5,935
Tencent Holdings Ltd.[1]	92,100	4,308
JCDecaux SA1	148,605	4,290
Adevinta ASA, Class B1,2	282,088	3,113
Capital Group International Equity Fund — Page 66 of 78

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Nordic Entertainment Group AB, Class B1	86,890	$ 2,076
Modern Times Group MTG AB, Class B1,2	75,422	695
		57,564
Materials 4.57%
Shin-Etsu Chemical Co., Ltd.[1]	90,600	9,228
Asahi Kasei Corp.[1]	894,500	9,102
Givaudan SA1	2,682	7,117
Kansai Paint Co., Ltd.[1]	356,920	7,028
Air Liquide SA, non-registered shares[1]	35,985	4,966
Amcor PLC (CDI)[1]	263,993	2,804
Rio Tinto PLC[1]	38,990	2,214
		42,459
Utilities 2.56%
Enel SpA[1]	2,040,401	13,983
Iberdrola, SA, non-registered shares[1]	1,032,985	9,788
		23,771
Energy 2.35%
Royal Dutch Shell PLC, Class B1	380,490	12,009
Enbridge Inc. (CAD denominated)	170,000	5,678
TOTAL SA1	80,646	4,179
		21,866
Real estate 1.07%
Link REIT[1]	733,200	8,550
TAG Immobilien AG1	60,277	1,425
		9,975
Total common stocks (cost: $607,947,000)		882,864
Preferred securities 1.27% Health care 0.83%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	185,357	4,229
Sartorius AG, nonvoting preferred, non-registered shares[1]	16,786	3,439
		7,668
Information technology 0.44%
Samsung Electronics Co., Ltd., preferred (GDR)[1]	5,219	4,094
Total preferred securities (cost: $9,085,000)		11,762
Short-term securities 3.56% Money market investments 3.56%
Capital Group Central Cash Fund 2.30%[3]	331,043	33,101
Total short-term securities (cost: $33,101,000)		33,101
Total investment securities 99.85% (cost: $650,133,000)		927,727
Other assets less liabilities 0.15%		1,394
Net assets 100.00%		$929,121
Capital Group International Equity Fund — Page 67 of 78

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $830,033,000, which represented 89.34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at July 31, 2019.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Capital Group International Equity Fund — Page 68 of 78

Capital Group U.S. Equity FundSM
Investment portfolio
July 31, 2019
unaudited
Common stocks 95.11% Information technology 18.56%	Shares	Value (000)
Visa Inc., Class A	48,730	$ 8,674
Microsoft Corp.	62,995	8,584
Jack Henry & Associates, Inc.	38,840	5,426
Global Payments Inc.	20,605	3,460
Apple Inc.	16,165	3,444
Broadcom Inc.	9,881	2,865
ASML Holding NV (New York registered)	8,840	1,970
Analog Devices, Inc.	13,156	1,545
Intel Corp.	29,500	1,491
GoDaddy Inc., Class A1	19,600	1,438
Texas Instruments Inc.	11,360	1,420
Adobe Inc.[1]	3,570	1,067
HP Inc.	40,520	853
Accenture PLC, Class A	3,430	661
Micro Focus International PLC, depository receipt	29,948	625
ServiceNow, Inc.[1]	2,200	610
Trimble Inc.[1]	12,805	541
		44,674
Financials 14.30%
Marsh & McLennan Companies, Inc.	59,290	5,858
Chubb Ltd.	30,680	4,689
JPMorgan Chase & Co.	31,130	3,611
CME Group Inc., Class A	18,275	3,553
Aon PLC, Class A	14,800	2,801
Moody’s Corp.	12,575	2,695
Bank of New York Mellon Corp.	55,490	2,604
Intercontinental Exchange, Inc.	29,350	2,579
Huntington Bancshares Inc.	133,130	1,897
SVB Financial Group[1]	5,400	1,253
Wells Fargo & Co.	15,005	726
State Street Corp.	12,387	719
Toronto-Dominion Bank	10,645	622
Nasdaq, Inc.	5,550	535
MSCI Inc.	1,200	273
		34,415
Health care 12.66%
UnitedHealth Group Inc.	22,535	5,612
Seattle Genetics, Inc.[1]	35,072	2,655
Danaher Corp.	16,973	2,385
Merck & Co., Inc.	27,585	2,289
Eli Lilly and Co.	20,800	2,266
Humana Inc.	7,415	2,200
Gilead Sciences, Inc.	26,924	1,764
Abbott Laboratories	18,480	1,610
Edwards Lifesciences Corp.[1]	6,900	1,469
Capital Group U.S. Equity Fund — Page 69 of 78

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AstraZeneca PLC (ADR)	33,050	$ 1,435
Anthem, Inc.	4,675	1,377
Neurocrine Biosciences, Inc.[1]	13,850	1,335
Novo Nordisk A/S, Class B (ADR)	17,100	819
Ultragenyx Pharmaceutical Inc.[1]	13,345	804
Cigna Corp.	4,565	776
Bluebird Bio, Inc.[1]	5,000	656
Johnson & Johnson	4,430	577
Agios Pharmaceuticals, Inc.[1]	9,170	441
		30,470
Industrials 11.80%
Waste Connections, Inc.	69,800	6,332
Northrop Grumman Corp.	14,940	5,163
CSX Corp.	47,650	3,355
Boeing Co.	7,495	2,557
TransDigm Group Inc.[1]	4,385	2,129
Equifax Inc.	13,350	1,857
Airbus Group SE (ADR)	50,200	1,775
Deere & Co.	8,475	1,404
Westinghouse Air Brake Technologies Corp.	17,025	1,322
Waste Management, Inc.	10,620	1,243
Norfolk Southern Corp.	3,435	656
Hexcel Corp.	7,500	613
		28,406
Consumer staples 10.43%
Costco Wholesale Corp.	13,250	3,652
Diageo PLC (ADR)	20,500	3,421
Philip Morris International Inc.	39,955	3,341
Nestlé SA (ADR)	28,005	2,971
Procter & Gamble Co.	24,921	2,942
Coca-Cola Co.	40,020	2,106
Mondelez International, Inc.	29,500	1,578
The Estée Lauder Companies Inc., Class A	5,980	1,102
Carlsberg A/S, Class B (ADR)	31,725	859
Danone (ADR)	44,389	764
Hormel Foods Corp.	17,200	705
British American Tobacco PLC (ADR)	16,700	595
Church & Dwight Co., Inc.	7,500	566
Reckitt Benckiser Group PLC (ADR)	32,860	512
		25,114
Communication services 7.79%
Charter Communications, Inc., Class A1	10,036	3,868
Comcast Corp., Class A	79,740	3,442
Alphabet Inc., Class C1	2,177	2,649
Alphabet Inc., Class A1	360	438
Facebook, Inc., Class A1	13,200	2,564
Activision Blizzard, Inc.	49,740	2,424
Cable One, Inc.	1,615	1,965
Verizon Communications Inc.	15,235	842
Electronic Arts Inc.[1]	6,200	574
		18,766
Capital Group U.S. Equity Fund — Page 70 of 78

unaudited
Common stocks (continued) Energy 6.01%	Shares	Value (000)
Schlumberger Ltd.	74,344	$ 2,971
Enbridge Inc.	81,400	2,718
Chevron Corp.	20,440	2,516
EOG Resources, Inc.	29,065	2,495
ConocoPhillips	22,985	1,358
Royal Dutch Shell PLC, Class B (ADR)	18,100	1,149
Exxon Mobil Corp.	7,300	543
Helmerich & Payne, Inc.	9,600	477
Centennial Resource Development, Inc., Class A1	39,600	236
		14,463
Consumer discretionary 5.85%
Amazon.com, Inc.[1]	2,313	4,318
NIKE, Inc., Class B	31,705	2,728
Chipotle Mexican Grill, Inc.[1]	3,400	2,705
Hilton Worldwide Holdings Inc.	24,400	2,356
EssilorLuxottica (ADR)	14,080	949
YUM! Brands, Inc.	6,580	740
YETI Holdings, Inc.[1]	8,100	281
		14,077
Real estate 4.71%
Crown Castle International Corp. REIT	32,900	4,384
Equinix, Inc. REIT	7,350	3,691
American Tower Corp. REIT	15,400	3,259
		11,334
Utilities 1.74%
Sempra Energy	22,605	3,061
Exelon Corp.	13,000	586
NextEra Energy, Inc.	2,600	539
		4,186
Materials 1.26%
Linde PLC	9,806	1,875
Sherwin-Williams Co.	1,370	703
Allegheny Technologies Inc.[1]	21,400	466
		3,044
Total common stocks (cost: $140,548,000)		228,949
Short-term securities 4.41% Money market investments 4.41%
Capital Group Central Cash Fund 2.30%[2]	106,305	10,630
Total short-term securities (cost: $10,630,000)		10,630
Total investment securities 99.52% (cost: $151,178,000)		239,579
Other assets less liabilities 0.48%		1,149
Net assets 100.00%		$240,728
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at July 31, 2019.
Capital Group U.S. Equity Fund — Page 71 of 78

unaudited
Key to abbreviation
ADR = American Depositary Receipts
Capital Group U.S. Equity Fund — Page 72 of 78

unaudited
Valuation disclosures

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund was $62,950,000, $20,608,000, $76,940,000, $32,663,000 and $323,188,000, respectively. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held by Capital Group Core Bond Fund was $114,533,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
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contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of July 31, 2019 (dollars in thousands):
Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$ —	$ 535,002	$ —	$ 535,002
Short-term securities	—	31,102	—	31,102
Total	$—	$566,104	$—	$566,104

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 15	$ —	$ —	$ 15
Liabilities:
Unrealized depreciation on futures contracts	(311)	—	—	(311)
Total	$(296)	$—	$—	$(296)
*	Futures contracts are not included in the investment portfolio.
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Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$ —	$ 123,546	$ —	$ 123,546
Short-term securities	—	4,027	—	4,027
Total	$—	$127,573	$—	$127,573

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 33	$ —	$ —	$ 33
Liabilities:
Unrealized depreciation on futures contracts	(1)	—	—	(1)
Total	$32	$—	$—	$32
*	Futures contracts are not included in the investment portfolio.
Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$ —	$ 493,657	$ —	$ 493,657
Short-term securities	—	55,407	—	55,407
Total	$—	$549,064	$—	$549,064

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 29	$ —	$ —	$ 29
Liabilities:
Unrealized depreciation on futures contracts	(287)	—	—	(287)
Total	$(258)	$—	$—	$(258)
*	Futures contracts are not included in the investment portfolio.
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Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$ —	$ 152,481	$ —	$ 152,481
Short-term securities	—	8,253	—	8,253
Total	$—	$160,734	$—	$160,734

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(60)	$—	$—	$(60)
*	Futures contracts are not included in the investment portfolio.
Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 265,715	$ —	$ 265,715
Corporate bonds & notes	—	112,185	—	112,185
Asset-backed obligations	—	37,989	—	37,989
Mortgage-backed obligations	—	34,710	—	34,710
Federal agency bonds & notes	—	7,204	—	7,204
Municipals	—	4,139	—	4,139
Bonds & notes of governments & government agencies outside the U.S.	—	2,929	—	2,929
Short-term securities	6,683	—	—	6,683
Total	$6,683	$464,871	$—	$471,554

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 294	$ —	$ —	$ 294
Unrealized appreciation on interest rate swaps	—	960	—	960
Liabilities:
Unrealized depreciation on futures contracts	(1,435)	—	—	(1,435)
Unrealized depreciation on interest rate swaps	—	(2,820)	—	(2,820)
Total	$(1,141)	$(1,860)	$—	$(3,001)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
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Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 91,033	$ 37,093	$ —	$ 128,126
Industrials	45,463	40,157	—	85,620
Financials	58,171	25,440	—	83,611
Consumer staples	16,757	56,288	—	73,045
Health care	40,084	30,547	—	70,631
Consumer discretionary	40,463	18,750	—	59,213
Communication services	27,828	15,900	—	43,728
Energy	32,549	—	—	32,549
Materials	5,567	16,842	—	22,409
Real estate	17,077	1,732	—	18,809
Utilities	5,798	5,071	—	10,869
Preferred securities	—	3,666	—	3,666
Short-term securities	30,027	—	—	30,027
Total	$410,817	$251,486	$—	$662,303
Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$ —	$ 149,444	$ —	$ 149,444
Industrials	3,113	137,813	—	140,926
Health care	8,159	114,188	—	122,347
Financials	16,436	100,331	—	116,767
Information technology	19,755	91,839	—	111,594
Consumer discretionary	11,452	74,699	—	86,151
Communication services	—	57,564	—	57,564
Materials	—	42,459	—	42,459
Utilities	—	23,771	—	23,771
Energy	5,678	16,188	—	21,866
Real estate	—	9,975	—	9,975
Preferred securities	—	11,762	—	11,762
Short-term securities	33,101	—	—	33,101
Total	$97,694	$830,033	$—	$927,727
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Capital Group U.S. Equity Fund

At July 31, 2019, all of the fund’s investment securities were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-380-0919O-S73225	Private Client Services Funds — Page 78 of 78